Equity - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Weighted average number of ordinary shares used as the denominator in calculating basic earnings/loss per share (in shares)	337,880,000	331,226,000	319,181,000
Ordinary shares | Share capital
Disclosure of classes of share capital [line items]
Weighted average number of ordinary shares used as the denominator in calculating basic earnings/loss per share (in shares)	337,879,901	331,226,491	319,180,783